Research and Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses, Net [Abstract]
Schedule of Research and Development Expenses, Net	Composition:
	For the year ended December 31,
	2023	2022	2021

Salaries and related expenses	4,926	8,257	7,428
Share-based compensation	(144)	493	329
Materials	1,530	2,258	3,020
Subcontractors and consultants	800	1,375	820
Depreciation	121	289	169
Cost for registration of patents	78	140	153
Others	983	1,681	861
	8,294	14,493	12,780
Less participation of the IIA	17	(222)	(431)
Total research and development expenses, net	8,311	14,271	12,349